Unrecognized contractual commitments (excluding Orange Bank) - Purchase commitments (Details) € in Millions	Dec. 31, 2017 EUR (€)
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	€ 2,889
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	911
Purchase commitment, satellite transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	341
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	3,445
Purchase commitment, TowerCos site management [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	517
Purchase commitment, network maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	301
Purchase commitment, submarine cable maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	190
Purchase commitment, broadcasting rights [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	1,232
Purchase commitment, broadcasting rights, Spanish professional football league [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	331
Not later than two years [member] | Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase Commitment	€ 2,889